Income Taxes - Components of the Provision for Federal and State Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Currently payable
Federal	$ 12,984	$ 5,949	$ 26,130
State	0	0	109
Deferred
Federal	12,717	22,378	(8,333)
State	0	8,382	(3,564)
Valuation allowance
Federal	0	0	0
State	0	(2,294)	2,294
Total	$ 25,701	$ 34,415	$ 16,636